ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS

The components of accumulated other comprehensive loss at December 31, net of taxes, were as follows:

	2017	2016
Balance, beginning of period	$(14,426)	$(7,978)
Foreign currency translation adjustments	5,416	(4,891)
Gain (loss) on long term intercompany balances	6,534	(1,557)
	$(2,476)	$(14,426)